Goodwill and Other Intangible Assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Goodwill and Intangibles Assets [Line Items]
Impairment	$ 2,500
Net intangible assets at cost		$ 2,500
Amortization expense		152
Trade name [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Beginning Balance of intangible assets at cost		405
Beginning Balance of accumulated amortization and impairment		101
Impairment
Net intangible assets at cost
Adjustments arising from translating financial statements from functional currency to presentation currency		(2)
Deconsolidated subsidiary of intangible assets at cost		(403)
Ending Balance of intangible assets at cost
Amortization expense		34
Deconsolidated subsidiary of Accumulated amortization and impairment		(135)
Ending Balance of accumulated amortization and impairment
Customer Relationships [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Beginning Balance of intangible assets at cost	283	1,693
Beginning Balance of accumulated amortization and impairment		348
Impairment	283
Net intangible assets at cost		283
Adjustments arising from translating financial statements from functional currency to presentation currency		(7)
Deconsolidated subsidiary of intangible assets at cost		(1,403)
Ending Balance of intangible assets at cost		283
Amortization expense		118
Deconsolidated subsidiary of Accumulated amortization and impairment		(466)
Ending Balance of accumulated amortization and impairment
Licenses [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Beginning Balance of intangible assets at cost	1,200	1,648
Beginning Balance of accumulated amortization and impairment
Impairment	1,200
Net intangible assets at cost		1,200
Adjustments arising from translating financial statements from functional currency to presentation currency		(2)
Deconsolidated subsidiary of intangible assets at cost		(446)
Ending Balance of intangible assets at cost		1,200
Amortization expense
Deconsolidated subsidiary of Accumulated amortization and impairment
Ending Balance of accumulated amortization and impairment
Technology [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Beginning Balance of intangible assets at cost	430	430
Beginning Balance of accumulated amortization and impairment	430	430
Impairment
Net intangible assets at cost
Adjustments arising from translating financial statements from functional currency to presentation currency
Deconsolidated subsidiary of intangible assets at cost
Ending Balance of intangible assets at cost		430
Amortization expense
Deconsolidated subsidiary of Accumulated amortization and impairment
Ending Balance of accumulated amortization and impairment		430
Goodwill [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Beginning Balance of intangible assets at cost	1,017	2,253
Beginning Balance of accumulated amortization and impairment
Impairment	1,017
Net intangible assets at cost		1,017
Adjustments arising from translating financial statements from functional currency to presentation currency		(6)
Deconsolidated subsidiary of intangible assets at cost		(1,230)
Ending Balance of intangible assets at cost		1,017
Amortization expense
Deconsolidated subsidiary of Accumulated amortization and impairment
Ending Balance of accumulated amortization and impairment
At cost [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Beginning Balance of intangible assets at cost	2,930	6,429
Adjustments arising from translating financial statements from functional currency to presentation currency		(17)
Deconsolidated subsidiary of intangible assets at cost		(3,482)
Ending Balance of intangible assets at cost		2,930
Accumulated amortization and impairment [Member]
Schedule of Goodwill and Intangibles Assets [Line Items]
Beginning Balance of accumulated amortization and impairment	430	879
Impairment	2,500
Amortization expense		152
Deconsolidated subsidiary of Accumulated amortization and impairment		(601)
Ending Balance of accumulated amortization and impairment		$ 430